NONCONTROLLING INTEREST (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (173,820)
Net loss attributable to noncontrolling interest	(125)	$ (6,899)
Noncontrolling interest at the end of the year	$ (162,479)		$ (173,820)
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%		49.00%
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (173,820)	$ (178,806)	$ (178,806)
Net loss attributable to noncontrolling interest	(125)		(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	11,466		9,132
Noncontrolling interest at the end of the year	$ (162,479)		$ (173,820)